PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Common Stock - 98.9%
	Shares	Value
CHINA - 1.7%
CONSUMER DISCRETIONARY - 0.6%
BYD Company Limited(a)	14,178	$171,696
INDUSTRIALS - 1.1%
Contemporary Amperex Technology Co., Limited	4,377	284,264

TOTAL CHINA		455,960

GERMANY - 10.8%
INDUSTRIALS - 5.3%
Kion Group AG(b)	17,691	1,417,981
INFORMATION TECHNOLOGY - 5.5%
Infineon Technologies AG	33,563	1,487,178

TOTAL GERMANY		2,905,159

IRELAND - 3.8%
INDUSTRIALS - 3.8%
Kingspan Group plc	11,741	1,022,425

JAPAN - 10.8%
INDUSTRIALS - 4.7%
Kurita Water Industries Ltd.	16,669	675,076
Yaskawa Electric Corporation	19,676	597,015
		1,272,091
INFORMATION TECHNOLOGY -3.0%
Keyence Corporation	2,207	798,065
MATERIALS - 3.1%
Toray Industries, Inc.	129,635	843,585

TOTAL JAPAN		2,913,741

SWITZERLAND - 3.0%
INFORMATION TECHNOLOGY - 3.0%
Landis+Gyr Group AG	12,563	815,017

UNITED STATES - 68.8%
CONSUMER DISCRETIONARY - 2.9%
Rivian Automotive, Inc.(b)	39,833	785,109

	Shares	Value
INDUSTRIALS - 34.3%
Advanced Drainage Systems, Inc.	7,006	$1,014,679
American Superconductor Corporation(b)	15,635	449,975
Amprius Technologies, Inc.(b)	36,450	287,591
Array Technologies, Inc.(b)	32,235	297,207
CARRIER GLOBAL CORP	9,864	521,214
Deere & Company	1,039	483,727
EMCOR Group, Inc.	517	316,295
Energy Recovery, Inc.(b)	50,935	687,113
Fluence Energy, Inc.(b)	26,616	526,464
GE Vernova Inc.(b)	836	546,385
Nextracker Inc.(b)	5,738	499,837
Primoris Services Corporation	6,443	799,834
Proto Labs, Inc.(b)	10,609	536,709
Shoals Technologies Group, Inc.(b)	65,944	560,524
Valmont Industries, Inc.	2,699	1,085,862
Veralto Corporation	6,755	674,014
		9,287,430
INFORMATION TECHNOLOGY - 25.2%
Aeva Technologies, Inc.(b)	40,872	542,780
Badger Meter, Inc.	6,457	1,126,165
Cognex Corporation	22,395	805,772
Enphase Energy, Inc.(b)	16,537	530,011
First Solar, Inc.(b)	5,355	1,398,887
ON Semiconductor Corporation(b)	9,423	510,255
Samsara Inc.(b)	25,339	898,268
Trimble Navigation Limited(b)	12,576	985,330
		6,797,468
MATERIALS - 3.3%
Corteva, Inc.	13,143	880,975

UTILITIES - 3.1%
NextEra Energy, Inc.	10,394	834,430

TOTAL UNITED STATES		18,585,412

TOTAL COMMON STOCK
(Cost $ 23,486,621)		26,697,714

SHORT TERM INVESTMENTS - 0.2%	Par Value	Value
Money Market - 0.2%
UMB Money Market Special II, 3.48%(c)	42,741	$42,741
(Cost $ 42,741)

TOTAL INVESTMENTS - 99.1%
(Cost $ 23,529,362)		26,740,455
OTHER ASSETS & LIABILITIES (Net) - 0.9%		257,608
NET ASSETS - 100%		$26,998,063

(a)	ADR - American Depositary Receipts
(b)	Non-income producing security.
(c)	Percentage rate reflects seven-day effective yield on December 31, 2025.
(d)	At December 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $23,773,568 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,637,675
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,670,788)
Net unrealized appreciation/(depreciation)	$2,966,887

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	49.2%
Information Technology	36.7%
Materials	6.4%
Consumer Discretionary	3.5%
Utilities	3.1%
Cash and Other Assets (Net)	1.1%
100.0%